GOODWILL (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 10, 2018	Dec. 31, 2018
GOODWILL
Goodwill acquired during the year		$ 27,479
Ezbuy
GOODWILL
Goodwill acquired during the year	$ 27,479	$ 27,479